Pension Plans and Other Post-Retirement Benefits - Schedule of Actuarial Assumptions (Details) - year	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Canada | Domestic defined benefit plans
To determine defined benefit obligation at end of year:
Discount rate for pension plans	360.00%	3.40%
Rate of compensation increase	300.00%	3.10%
To determine net benefit expense for year:
Discount rate for pension plans	340.00%	3.70%
Rate of compensation increase	310.00%	3.00%
Health care trend rates:
Initial health care trend rate	542.00%	5.47%
Ultimate health care trend rate	450.00%	4.50%
Year ultimate health care trend rate reached	2030	2030
Mortality rates:
Average duration (in years) of pension obligation	17.3	17.1
United Kingdom | Foreign defined benefit plans
To determine defined benefit obligation at end of year:
Discount rate for pension plans	285.00%	2.30%
Pension increases	315.00%	3.50%
To determine net benefit expense for year:
Discount rate for pension plans	230.00%	2.55%
Pension increases	350.00%	3.55%
Mortality rates:
Average duration (in years) of pension obligation	16.9	19.0
United States | Foreign defined benefit plans
To determine defined benefit obligation at end of year:
Discount rate for pension plans	440.00%	3.70%
To determine net benefit expense for year:
Discount rate for pension plans	370.00%	4.25%
Health care trend rates:
Initial health care trend rate	650.00%	6.50%
Ultimate health care trend rate	500.00%	5.00%
Year ultimate health care trend rate reached	2023	2023
Mortality rates:
Average duration (in years) of pension obligation	12.2	13.3
Bottom of range | Canada | Domestic defined benefit plans
To determine defined benefit obligation at end of year:
Pension increases	0.00%	0.00%
To determine net benefit expense for year:
Pension increases	0.00%	0.00%
Top of range | Canada | Domestic defined benefit plans
To determine defined benefit obligation at end of year:
Pension increases	0.15%	0.15%
To determine net benefit expense for year:
Pension increases	0.15%	0.15%
Male - Individuals currently at age 65 | Canada | Domestic defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	23	22
Male - Individuals currently at age 65 | United Kingdom | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	24	24
Male - Individuals currently at age 65 | United States | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	23	23
Female - Individuals currently at age 65 | Canada | Domestic defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	25	25
Female - Individuals currently at age 65 | United Kingdom | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	25	26
Female - Individuals currently at age 65 | United States | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	24	24
Male - At 65 for individuals currently at age 45 | Canada | Domestic defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	24	24
Male - At 65 for individuals currently at age 45 | United Kingdom | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	25	26
Male - At 65 for individuals currently at age 45 | United States | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	24	24
Female - At 65 for individuals currently at age 45 | Canada | Domestic defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	26	25
Female - At 65 for individuals currently at age 45 | United Kingdom | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	28	29
Female - At 65 for individuals currently at age 45 | United States | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	26	26